Note 15 - Stock-based Compensation - Stock Option Activity (Details)	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Outstanding Options, beginning (in shares) | shares	175,593,950
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0646
Granted (in shares) | shares	10,685,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0317
Exercised (in shares) | shares	(256,900)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0282
Forfeited or expired (in shares) | shares	(18,304,550)
Forfeited or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 0.1261
Outstanding Options, ending (in shares) | shares	167,717,500
Outstanding Options, weighted average exercise price, beginning (in dollars per share) | $ / shares	$ 0.0558
Outstanding Options, weighted average remaining contractual life (Year)	3 years 131 days
Outstanding Options, aggregate intrinsic value | $	$ 256,404
Vested and Expected to Vest Options (in shares) | shares	164,417,952
Vested and Expected to Vest Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0563
Vested and Expected to Vest Options, weighted average remaining contractual life (Year)	3 years 105 days
Vested and Expected to Vest Options, aggregate intrinsic value | $	$ 244,948
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number (in shares) | shares	149,417,350
Exercisable Options, weighted average exercise price (in dollars per share) | $ / shares	$ 0.0586
Exercisable Options, weighted average remaining contractual life (Year)	3 years 10 days
Exercisable Options, aggregate intrinsic value | $	$ 198,563